Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Schedule of revenue by product
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
C-Bond Secure multi-purpose and BRS ballistic resistant glass protection systems	$24,553	$54,205	$184,845	$116,388
C-Bond Nanoshield solution sales	52,645	73,699	159,017	90,028
Disinfection products	-	116,851	7,130	134,989
C-Bond installation and other services	-	3,515	12,143	4,892
Window tint installation and sales	593,640	-	593,640	-
Freight and delivery	3,680	4,670	7,063	10,473
Total	$674,518	$252,940	$963,838	$356,770

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
C-Bond I multi-purpose and BRS ballistic resistant glass protection systems	$155,755	$430,915
C-Bond Nanoshield solution sales	218,900	121,163
Disinfection products	250,208	-
Installation and other services	8,992	32,306
Freight and delivery	24,577	18,252
Total	$658,432	$602,636